1875 K Street, N.W. Washington, DC 20006-1238

Tel: 202 303 1000 Fax: 202 303 2000

October 19, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,418

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,418 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the iShares MSCI Philippines ETF (the “Fund”), a series of the Trust.

The Amendment is being filed to reflect the following material change to the Fund’s prior annual update filing, Post-Effective Amendment No. 2,243, filed pursuant to Rule 485(b) under the Securities Act, which became effective on December 30, 2019: a change in the Fund’s underlying index as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies and principal risks made to track the underlying index, which will take effect on or around December 30, 2020. The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

Current Underlying Index	New Underlying Index
MSCI Philippines Investable Market Index	MSCI Philippines IMI 25/50 Index

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,348, filed pursuant to Rule 485(a)(1) on May 21, 2020, relating to iShares Global Consumer Discretionary ETF, which was reviewed by the Staff and became effective on July 20, 2020. The Trust notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund. The Trust also notes that the Amendment reflects certain updates that were made to reflect the implementation of Rule 6c-11 and are included in this submission pursuant to discussion with Deborah O’Neal-Johnson of the SEC staff on June 29, 2020.

NEW YORK   WASHINGTON   HOUSTON   PALO ALTO   SAN FRANCISCO   CHICAGO   PARIS   LONDON   FRANKFURT   BRUSSELS   MILAN   ROME

Securities and Exchange Commission

October 19, 2020

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Nick Cordell

George Rafal

Michael Gung

Samuel Bolam

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).